Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (39,908,233)	$ (17,918,395)	$ 5,039,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	446,412	424,445	129,673
Equity in losses of affiliates	205,567		771,720
Capital gain upon dilution on CBG'shares	(85,629)
Gains from sale of investment in affiliate			(5,421,753)
Gains from sale of long-term investment			(546,642)
Gains from sale of Acorn Hong Kong			(55,379)
Losses on change in fair value of derivative assets			306,483
Allowance for doubtful receivables	(615,258)	(50,746)	3,581,208
Inventory write-downs	3,856,608	270,902	445,299
Depreciation and amortization	4,548,923	4,510,935	5,149,627
Gains from disposal of equipment and other long-term assets	78,534	79,533	154,602
Deferred income tax expenses (benefits)	(555,133)	3,182,139	932,962
Gains on trading securities	(222,532)	(601,793)	(417,547)
Changes in operating assets and liabilities:
Purchase of trading securities			(9,795,547)
Proceeds from sales of trading securities	10,647,996	349,338	11,002,424
Accounts receivable	8,801,068	2,443,987	(4,878,806)
Notes receivable	127,859	(127,859)	1,645,263
Inventory	2,116,206	9,997,869	(10,662,903)
Prepaid advertising expenses	5,347,939	3,092,199	(3,221,908)
Other prepaid expenses and current assets	4,961,785	(2,043,307)	(526,185)
Purchase of prepaid land use right			(491,281)
Accounts payable	2,231,482	(9,886,512)	8,169,619
Accrued expenses and other current liabilities	(564,627)	(5,338,524)	7,648,797
Notes payable	448,101	(3,711,816)	2,199,548
Income taxes payable	859,190	(3,154,387)	(74,880)
Deferred revenue	(116,672)	903,945
Net cash provided by (used in) operating activities	2,467,551	(17,578,047)	10,871,810
Investing activities:
Purchase of property and equipment	(3,421,032)	(2,530,606)	(12,490,728)
Proceeds from disposal of equipment	7,997	14,878	128,575
Purchase of other long-term assets	(560,584)	(390,807)	(715,377)
Proceeds from disposal of other long-term assets			416,345
Investments in an affiliate		(1,300,000)
Sale of investments in affiliates			6,106,399
Sale of long-term investment			8,572,520
Disposal of Acorn Hong Kong			(653,353)
Decrease (increase) in restricted cash	(9,900,842)	1,310,253	669,030
Net cash provided by (used in) investing activities	(13,874,461)	(2,896,282)	2,033,411
Financing activities:
Increase in long-term debt	8,450,000
Repurchase of ordinary shares	(8,645,505)
Dividends paid		(467)	(14,710)
Proceeds from exercise of stock options			879,397
Net cash provided by (used in) financing activities	(195,505)	(467)	864,687
Effect of exchange rate changes	3,179,574	269,812	5,742,839
Net increase (decrease) in cash and cash equivalents	(8,422,841)	(20,204,984)	19,512,747
Cash and cash equivalents at the beginning of the year	90,975,155	111,180,139	91,667,392
Cash and cash equivalents at the end of the year	82,552,314	90,975,155	111,180,139
Supplemental disclosure of cash flow information:
Income taxes paid	456,077	1,734,442	3,302,300
Interest paid	100,733
Long-term Debt
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accrued interests	152,931
Available-for-sale Securities
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accrued interests			(212,000)
Restricted Cash
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accrued interests	$ (294,966)